WARRANTS (Details 2) - Warrants [member] - $ / shares	2 Months Ended	9 Months Ended
	Dec. 31, 2023	Sep. 30, 2024
IfrsStatementLineItems [Line Items]
Expected (strike) price	$ 0.317	$ 0.317
Risk-free interest rate	3.25%	2.70%
Expected life	4 years 9 months 7 days	4 years 7 days
Expected volatility	99.00%	99.00%